Property and Equipment - Summary of Property and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 3,251 [1]
Balance at end of year	3,359
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	6,997
Additions	623
Disposals	(155)
Adjustments	12
Balance at end of year	7,477
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(3,746)
Depreciation	514
Disposals	147
Adjustments	5
Balance at end of year	(4,118)
Right-of-use assets [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,642
Balance at end of year	1,643
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	2,692
Additions	267
Disposals	(31)
Adjustments	5
Balance at end of year	2,933
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(1,050)
Depreciation	269
Disposals	31
Adjustments	2
Balance at end of year	(1,290)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	459
Balance at end of year	472
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	804
Additions	31
Disposals	(5)
Adjustments	1
Balance at end of year	831
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(345)
Depreciation	16
Disposals	3
Adjustments	1
Balance at end of year	(359)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	175
Balance at end of year	190
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,054
Additions	101
Disposals	(69)
Adjustments	1
Balance at end of year	1,087
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(879)
Depreciation	87
Disposals	69
Balance at end of year	(897)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	352
Balance at end of year	409
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	875
Additions	117
Disposals	(38)
Adjustments	2
Balance at end of year	956
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(523)
Depreciation	56
Disposals	34
Adjustments	2
Balance at end of year	(547)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	623
Balance at end of year	645
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,572
Additions	107
Disposals	(12)
Adjustments	3
Balance at end of year	1,670
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(949)
Depreciation	86
Disposals	10
Balance at end of year	$ (1,025)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.